Capital management	12 Months Ended
Dec. 31, 2023
Capital management
Capital management

21.Capital management

The principle objectives of the Company’s capital management strategy are to optimize the weighted average cost of capital and to achieve a balanced mix of total equity and debt. The dialysis industry, in which the Company has a strong market position in global, growing and largely non-cyclical markets, is characterized by recurring cash flows. Due to the Company’s payors’ mostly high credit quality, it is able to generate high, stable, predictable and sustainable cash flows. These generated cash flows allow a reasonable proportion of debt.

As of December 31, 2023 and December 31, 2022, total equity and debt were as follows:

Total equity, debt and total assets
in € THOUS
	2023	2022

Total equity including noncontrolling interests	14,826,535	15,449,179
Debt and lease liabilities (including amounts directly associated with assets held for sale)	12,186,790	13,192,326
Total assets	33,929,808	35,754,114
Debt and lease liabilities in % of total assets	35.9	36.9
Total equity in % of total assets (equity ratio)	43.7	43.2

The Company is not subject to any capital requirements provided for in its Articles of Association. The Company had obligations to issue shares out of the conditional capital relating to the exercise of stock options on the basis of the existing 2011 SOP stock option plan until December 2023 (see note 23).

The Company’s financing strategy aims at ensuring financial flexibility, managing financial risks and optimizing financing costs. Financial flexibility is ensured through maintaining sufficient liquidity. Refinancing risks are limited due to the Company’s balanced maturity profile, which is characterized by a wide range of maturities of up to 2031. In the choice of financing instruments, market capacity, investor diversification, financing conditions and the existing maturity profile are taken into account (see note 17).

The Company’s financing structure and business model are reflected in the credit ratings. The Company is rated investment grade by Standard & Poor’s, Moody’s and Fitch. On February 24, 2023, Standard & Poor’s downgraded the Company’s corporate credit rating from BBB to BBB- and revised the outlook from stable to negative. On February 27, 2023, Moody’s confirmed the Company’s corporate credit rating and revised the outlook from stable to negative. On August 25, 2023, Fitch affirmed the Company’s corporate credit rating, removed the rating watch negative and assigned a negative outlook.

The Company’s current corporate credit ratings and outlooks from the credit rating agencies are provided in the table below:

Rating (1)
	Standard & Poor’s	Moody’s	Fitch

Corporate credit rating	BBB-	Baa3	BBB-
Outlook	negative	negative	negative
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.